EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Schedule of Calculated Earnings per Share
	Year ended December 31,
	2014	2013	2012

Numerator:
Net income	$9,158	$21,698	$15,651

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	29,244,428	28,628,798	27,981,243
Dilutive effect: stock options and RSUs	642,835	559,938	861,165
Total weighted average number of shares used in computing diluted net earnings per share	29,887,263	29,188,736	28,842,408

Basic net income per share	$0.31	$0.76	$0.56
Diluted net income per share	$0.31	$0.74	$0.54